Asset Retirement Obligations (Table)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Asset retirement obligations
(Dollars in thousands)		2013	2012
Balance, beginning of period		$179,607	$143,402
	Additional liabilities accrued	635	5,578
	Revisions in estimated cash outflows (1)	6,268	22,588
	Disposition of assets (2)	(3,534)	(2,674)
	Accretion expense (3)	12,592	10,713
Balance, end of period (4)		$195,568	$179,607

(1)	Included increases of $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction in 2012.

(2)	Included $2.0 million of incremental disposition costs related to the Divestiture Transaction in 2013.

(3)	Included $1.1 million and $0.2 million of incremental accretion related to the Divestiture Transaction in 2013 and 2012, respectively.

(4)	In 2013, as a result of the accelerated settlement dates of certain asset retirement obligations related to the Divestiture Transaction, U.S. Cellular reclassified $37.7 million of its asset retirement obligations from Other deferred liabilities and credits to Other current liabilities.